UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/15

Item 1. Schedule of Investments.

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited)

	Principal Amount*			Value
Foreign Government and Agency Securities 67.9%
Brazil 8.0%
Letra Tesouro Nacional, Strip,
10/01/15	6,320	[a]	BRL	$1,897,335
1/01/16	15,770	[a]	BRL	4,582,508
7/01/16	1,900	[a]	BRL	518,570
10/01/16	6,010	[a]	BRL	1,589,913
[b]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/17	231	[a]	BRL	190,046
5/15/19	17,875	[a]	BRL	14,614,714
8/15/20	760	[a]	BRL	621,131
8/15/22	25,367	[a]	BRL	20,747,912
5/15/23	17,719	[a]	BRL	14,534,361
8/15/24	6,860	[a]	BRL	5,719,511
8/15/50	23,895	[a]	BRL	20,099,653
				85,115,654
Hungary 4.1%
Government of Hungary,
4.00%, 4/25/18	206,520,000		HUF	772,235
6.50%, 6/24/19	481,650,000		HUF	1,965,188
7.50%, 11/12/20	15,300,000		HUF	66,499
A, 6.75%, 11/24/17	829,080,000		HUF	3,298,676
A, 5.50%, 12/20/18	139,870,000		HUF	550,543
A, 7.00%, 6/24/22	219,630,000		HUF	961,892
A, 6.00%, 11/24/23	156,100,000		HUF	662,942
B, 6.75%, 2/24/17	276,040,000		HUF	1,065,235
B, 5.50%, 6/24/25	119,210,000		HUF	497,534
senior note, 6.25%, 1/29/20	3,535,000			4,026,736
senior note, 6.375%, 3/29/21	4,020,000			4,656,466
[c] senior note, Reg S, 3.50%, 7/18/16	905,000		EUR	1,025,681
[c] senior note, Reg S, 4.375%, 7/04/17	4,435,000		EUR	5,212,499
[c] senior note, Reg S, 5.75%, 6/11/18	12,690,000		EUR	15,864,497
[c] senior note, Reg S, 3.875%, 2/24/20	2,700,000		EUR	3,306,000
				43,932,623
Iceland 0.4%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	3,450,000			3,972,830

India 2.2%
Government of India,
senior bond, 7.80%, 5/03/20	231,200,000		INR	3,621,223
senior bond, 8.28%, 9/21/27	69,900,000		INR	1,123,621
senior bond, 8.60%, 6/02/28	239,800,000		INR	3,983,650
senior note, 7.28%, 6/03/19	9,000,000		INR	138,960
senior note, 8.12%, 12/10/20	173,600,000		INR	2,756,006
senior note, 8.35%, 5/14/22	68,200,000		INR	1,093,298
senior note, 7.16%, 5/20/23	42,900,000		INR	644,123
senior note, 8.83%, 11/25/23	579,400,000		INR	9,602,948
				22,963,829
Indonesia 2.8%
Government of Indonesia,
7.875%, 4/15/19	16,347,000,000		IDR	1,233,071
FR31, 11.00%, 11/15/20	141,798,000,000		IDR	12,129,713
FR34, 12.80%, 6/15/21	64,492,000,000		IDR	5,980,801
FR35, 12.90%, 6/15/22	37,356,000,000		IDR	3,531,786
FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,783,779
FR43, 10.25%, 7/15/22	4,826,000,000		IDR	405,177
senior bond, FR53, 8.25%, 7/15/21	29,878,000,000		IDR	2,284,591

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

senior note, 8.50%, 10/15/16	19,302,000,000		IDR	1,480,054
				29,828,972
Ireland 2.6%
Government of Ireland, senior bond, 5.40%, 3/13/25	18,458,110		EUR	28,137,357

Lithuania 1.1%
[d]Government of Lithuania, 144A,
7.375%, 2/11/20	8,825,000			10,737,819
6.125%, 3/09/21	1,160,000			1,367,709
				12,105,528
Malaysia 1.0%
Government of Malaysia,
4.72%, 9/30/15	5,150,000		MYR	1,412,579
senior bond, 4.262%, 9/15/16	23,980,000		MYR	6,630,727
senior note, 3.172%, 7/15/16	10,730,000		MYR	2,927,910
				10,971,216
Mexico 6.3%
Government of Mexico,
6.00%, 6/18/15	1,247,520	[e]	MXN	8,115,100
8.00%, 12/17/15	1,536,500	[e]	MXN	10,239,740
6.25%, 6/16/16	1,408,130	[e]	MXN	9,406,193
7.25%, 12/15/16	5,098,800	[e]	MXN	34,805,119
[f]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	272,476	[g]	MXN	1,854,002
3.50%, 12/14/17	210,850	[g]	MXN	1,452,598
4.00%, 6/13/19	122,617	[g]	MXN	862,172
2.50%, 12/10/20	96,697	[g]	MXN	634,731
				67,369,655
Peru 3.1%
Government of Peru, senior bond, 7.84%, 8/12/20	93,349,000		PEN	33,332,611

Philippines 0.3%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	4,250,000		PHP	97,744
senior bond, 9.125%, 9/04/16	2,270,000		PHP	54,273
senior note, 1.625%, 4/25/16	150,930,000		PHP	3,369,000
				3,521,017
Poland 10.1%
Government of Poland,
6.25%, 10/24/15	29,604,000		PLN	8,053,821
5.00%, 4/25/16	32,530,000		PLN	8,948,824
4.75%, 10/25/16	210,985,000		PLN	58,725,055
4.75%, 4/25/17	3,210,000		PLN	905,027
5.75%, 9/23/22	60,500,000		PLN	19,372,574
[h] FRN, 2.01%, 1/25/17	22,569,000		PLN	6,029,333
[h] FRN, 2.01%, 1/25/21	19,374,000		PLN	5,127,290
				107,161,924
Portugal 2.5%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	9,390,000			10,019,975
[c] Reg S, 3.875%, 2/15/30	13,300,000		EUR	16,132,352
[c] senior bond, Reg S, 4.95%, 10/25/23	92,700		EUR	123,026
[c] senior note, Reg S, 5.65%, 2/15/24	232,100		EUR	321,259
				26,596,612
Serbia 0.6%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	1,930,000			2,008,281
7.25%, 9/28/21	4,140,000			4,769,652
				6,777,933
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	300,000		SGD	222,908

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

Slovenia 1.1%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	6,460,000		7,362,010
5.85%, 5/10/23	3,710,000		4,334,133
			11,696,143
South Korea 14.4%
Korea Monetary Stabilization Bond,
senior bond, 2.80%, 8/02/15	18,216,010,000	KRW	16,380,496
senior bond, 2.81%, 10/02/15	8,004,000,000	KRW	7,211,237
senior note, 2.76%, 6/02/15	11,144,700,000	KRW	10,003,321
senior note, 2.66%, 6/09/15	14,120,900,000	KRW	12,676,743
senior note, 2.90%, 12/02/15	41,563,400,000	KRW	37,534,352
senior note, 2.78%, 2/02/16	15,212,670,000	KRW	13,753,518
senior note, 2.80%, 4/02/16	18,684,690,000	KRW	16,926,423
senior note, 2.79%, 6/02/16	2,443,800,000	KRW	2,217,606
senior note, 2.46%, 8/02/16	279,200,000	KRW	252,786
senior note, 2.07%, 12/02/16	509,600,000	KRW	459,816
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	4,000,000,000	KRW	3,624,619
senior bond, 4.00%, 3/10/16	621,000,000	KRW	567,221
senior note, 3.25%, 6/10/15	1,121,500,000	KRW	1,006,946
senior note, 4.00%, 9/10/15	1,635,500,000	KRW	1,477,120
senior note, 2.75%, 12/10/15	4,768,900,000	KRW	4,304,158
senior note, 2.75%, 6/10/16	14,048,300,000	KRW	12,744,271
senior note, 3.00%, 12/10/16	13,296,470,000	KRW	12,163,877
			153,304,510
Sri Lanka 3.5%
Government of Sri Lanka,
8.25%, 3/01/17	32,710,000	LKR	249,659
8.00%, 6/15/17	31,420,000	LKR	238,865
10.60%, 7/01/19	287,830,000	LKR	2,336,686
10.60%, 9/15/19	490,530,000	LKR	3,996,447
8.00%, 11/01/19	31,420,000	LKR	234,932
11.20%, 7/01/22	55,890,000	LKR	476,129
A, 6.50%, 7/15/15	194,620,000	LKR	1,453,034
A, 11.00%, 8/01/15	1,103,400,000	LKR	8,294,851
A, 8.50%, 11/01/15	115,700,000	LKR	870,193
A, 6.40%, 8/01/16	87,600,000	LKR	653,359
A, 5.80%, 1/15/17	88,200,000	LKR	648,770
A, 7.50%, 8/15/18	50,950,000	LKR	377,735
A, 8.00%, 11/15/18	413,650,000	LKR	3,104,474
A, 9.00%, 5/01/21	702,230,000	LKR	5,372,138
B, 6.40%, 10/01/16	96,500,000	LKR	717,888
B, 8.50%, 7/15/18	119,270,000	LKR	911,067
C, 8.50%, 4/01/18	389,500,000	LKR	2,974,545
D, 8.50%, 6/01/18	515,850,000	LKR	3,938,438
			36,849,210
[i]Supranational 1.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	185,000,000	MXN	13,781,836

Ukraine 2.5%
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	49,890,000		24,134,288
senior bond, 144A, 7.80%, 11/28/22	2,240,000		1,080,800
senior note, 144A, 7.95%, 2/23/21	350,000		168,656
senior note, 144A, 7.50%, 4/17/23	3,290,000		1,727,250
			27,110,994
Total Foreign Government and Agency Securities (Cost $803,850,748)			724,753,362

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

Short Term Investments 23.3%
Foreign Government and Agency Securities 8.4%
Hungary 0.0%†
[j]Hungary Treasury Bill, 9/16/15	34,180,000		HUF	120,972
Malaysia 2.1%
[j]Bank of Negara Monetary Notes, 6/03/15 - 11/24/15	70,620,000		MYR	19,103,568
Government of Malaysia,
3.835%, 8/12/15	6,410,000		MYR	1,751,431
3.197%, 10/15/15	5,300,000		MYR	1,446,695
[j]Malaysia Treasury Bills, 6/05/15 - 4/29/16	1,600,000		MYR	431,722
				22,733,416
Mexico 3.3%
[j]Mexico Treasury Bills, 6/11/15 - 4/14/16	54,475,380	[k]	MXN	34,941,658
Philippines 0.6%
[j]Philippine Treasury Bills, 6/03/15 - 3/02/16	322,090,000		PHP	7,174,374
Singapore 2.2%
[j]Monetary Authority of Singapore Treasury Bills,
7/03/15	29,810,000		SGD	22,097,056
6/26/15 - 7/20/15	1,490,000		SGD	1,104,411
				23,201,467
South Korea 0.2%
Korea Monetary Stabilization Bonds,
[j] 7/07/15 - 10/06/15	1,758,200,000		KRW	1,572,855
senior note, 1.92%, 3/09/16	310,130,000		KRW	278,872
				1,851,727
Total Foreign Government and Agency Securities (Cost $93,462,215)				90,023,614
Total Investments before Money Market Funds (Cost $897,312,963)				814,776,976
	Shares
Money Market Funds (Cost $158,489,674) 14.9%
United States 14.9%
[l,m] Institutional Fiduciary Trust Money Market Portfolio	158,489,674			158,489,674
Total Investments (Cost $1,055,802,637) 91.2%				973,266,650
Other Assets, less Liabilities 8.8%				93,704,897
Net Assets 100.0%				$1,066,971,547

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2015, the aggregate value of these securities was $41,985,314, representing 3.93% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $71,683,403, representing 6.72% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in 100 Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.

Templeton Global Income Fund
Statement of Investments, May 31, 2015 (unaudited) (continued)
j The security is traded on a discount basis with no stated coupon rate.
k Principal amount is stated in 10 Mexican Peso Units.
l Non-income producing.
m Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forw ard Exchange Contracts
Euro	GSCO	Buy	454,000	494,633		6/01/15	$4,151	$-
Euro	GSCO	Sell	454,000	617,751		6/01/15	118,967	-
Indian Rupee	JPHQ	Buy	73,333,000	1,152,038		6/02/15	-	(2,426)
Indian Rupee	JPHQ	Sell	73,333,000	1,147,621		6/02/15	-	(1,991)
Indian Rupee	HSBK	Buy	69,631,000	1,108,509		6/03/15	-	(17,126)
Chilean Peso	BZWS	Buy	1,898,900,000	3,341,369		6/04/15	-	(271,016)
Chilean Peso	DBAB	Buy	841,340,000	1,386,405		6/05/15	-	(26,175)
Chilean Peso	MSCO	Buy	521,800,000	914,236		6/05/15	-	(70,619)
Chilean Peso	DBAB	Buy	1,770,476,000	2,874,771		6/08/15	-	(13,264)
Chilean Peso	MSCO	Buy	2,014,830,000	3,310,030		6/08/15	-	(53,590)
Euro	HSBK	Sell	6,579,510	8,568,759		6/08/15	1,339,580	-
Indian Rupee	JPHQ	Buy	73,333,000	1,152,998		6/08/15	-	(4,610)
Japanese Yen	CITI	Sell	153,700,000	1,504,915		6/09/15	266,255	-
Japanese Yen	HSBK	Sell	230,100,000	2,252,724		6/09/15	398,360	-
Chilean Peso	CITI	Buy	2,019,520,000	3,198,480		6/10/15	64,858	-
Euro	DBAB	Sell	3,495,500	4,775,902		6/10/15	935,153	-
Japanese Yen	BZWS	Sell	474,230,000	4,644,419		6/10/15	822,569	-
Japanese Yen	CITI	Sell	496,800,000	4,858,110		6/10/15	854,366	-
Japanese Yen	HSBK	Sell	505,050,000	4,948,099		6/10/15	877,869	-
Japanese Yen	DBAB	Sell	167,200,000	1,636,969		6/11/15	289,474	-
Japanese Yen	JPHQ	Sell	467,930,000	4,580,274		6/11/15	809,143	-
Polish Zloty	CITI	Buy	5,203,000	1,243,666	EUR	6/11/15	22,889	-
Polish Zloty	DBAB	Buy	26,670,000	6,367,283	EUR	6/12/15	125,392	-
Euro	DBAB	Sell	3,756,000	5,090,770		6/15/15	963,526	-
Indian Rupee	JPHQ	Buy	73,333,000	1,166,683		6/15/15	-	(19,719)
Malaysian Ringgit	JPHQ	Buy	16,656,368	4,694,579		6/16/15	-	(156,727)
Chilean Peso	DBAB	Buy	1,026,660,000	1,603,279		6/17/15	54,486	-
Japanese Yen	CITI	Sell	230,997,000	2,270,642		6/17/15	408,838	-
Japanese Yen	JPHQ	Sell	197,300,000	1,939,629		6/17/15	349,417	-
Chilean Peso	DBAB	Buy	1,013,970,000	1,571,803		6/18/15	65,301	-
Chilean Peso	JPHQ	Buy	1,002,600,000	1,558,042		6/18/15	60,704	-
Chilean Peso	MSCO	Buy	2,553,391,609	4,168,186		6/19/15	54,247	(100,290)
Chilean Peso	BZWS	Buy	47,431,000	78,431		6/22/15	-	(1,883)
Chilean Peso	JPHQ	Buy	1,128,000,000	1,869,407		6/22/15	-	(48,957)
Chilean Peso	MSCO	Buy	2,715,728,391	4,501,650		6/22/15	-	(118,806)
Japanese Yen	DBAB	Sell	187,160,000	1,837,965		6/22/15	329,374	-
Chilean Peso	DBAB	Buy	1,968,980,000	3,050,081		6/23/15	127,273	-
Malaysian Ringgit	HSBK	Buy	12,077,292	3,675,378		6/24/15	-	(387,054)
Indian Rupee	JPHQ	Buy	159,192,000	2,481,923		6/29/15	1,699	-

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

Indian Rupee	HSBK	Buy	452,496,000	7,097,108		6/30/15	-	(38,931)
Malaysian Ringgit	HSBK	Buy	4,516,266	1,375,401		6/30/15	-	(146,320)
Malaysian Ringgit	JPHQ	Buy	3,602,500	967,114		7/03/15	13,047	-
Indian Rupee	DBAB	Buy	252,159,750	3,940,766		7/06/15	-	(12,179)
Chilean Peso	DBAB	Buy	1,259,801,000	1,997,275		7/07/15	32,835	-
Malaysian Ringgit	DBAB	Buy	6,824,400	1,885,975		7/08/15	-	(29,972)
Chilean Peso	DBAB	Buy	1,135,180,000	1,838,944		7/13/15	-	(10,721)
Indian Rupee	DBAB	Buy	110,524,000	1,746,697		7/15/15	-	(27,829)
Euro	BZWS	Sell	894,000	1,221,079		7/16/15	238,277	-
Euro	MSCO	Sell	1,228,000	1,676,662		7/16/15	326,684	-
Japanese Yen	HSBK	Sell	372,780,000	3,211,406		7/16/15	205,740	-
Japanese Yen	SCNY	Sell	219,020,000	1,878,855		7/16/15	112,932	-
Euro	DBAB	Sell	2,276,000	3,094,791		7/17/15	592,676	-
Chilean Peso	DBAB	Buy	1,653,630,000	2,657,715		7/20/15	3,669	-
Euro	BZWS	Sell	1,403,000	1,902,089		7/20/15	359,633	-
Indian Rupee	DBAB	Buy	237,003,000	3,740,282		7/20/15	-	(58,061)
Malaysian Ringgit	DBAB	Buy	9,759,000	2,199,410	EUR	7/20/15	233,461	-
Japanese Yen	DBAB	Sell	95,240,000	819,022		7/21/15	51,072	-
Euro	DBAB	Sell	772,000	1,046,755		7/22/15	197,993	-
Euro	MSCO	Sell	905,000	1,225,135		7/22/15	230,148	-
Indian Rupee	JPHQ	Buy	33,196,000	522,744		7/22/15	-	(7,195)
Malaysian Ringgit	DBAB	Buy	75,842,000	23,318,063		7/22/15	-	(2,715,430)
Malaysian Ringgit	DBAB	Buy	11,019,000	2,498,583	EUR	7/22/15	246,310	-
Malaysian Ringgit	DBAB	Sell	25,000,000	6,897,693		7/22/15	106,393	-
Euro	DBAB	Sell	701,000	949,631		7/23/15	178,916	-
Japanese Yen	CITI	Sell	178,564,000	1,766,876		7/24/15	327,006	-
Japanese Yen	JPHQ	Sell	275,000,000	2,719,676		7/24/15	502,184	-
Euro	DBAB	Sell	1,802,000	2,430,105		7/27/15	448,774	-
Euro	GSCO	Sell	1,800,000	2,428,470		7/27/15	449,338	-
Indian Rupee	DBAB	Buy	108,491,000	1,688,970		7/27/15	-	(5,720)
Japanese Yen	JPHQ	Sell	95,800,000	947,952		7/27/15	175,431	-
Malaysian Ringgit	DBAB	Buy	117,760,000	36,411,985		7/27/15	-	(4,435,417)
Malaysian Ringgit	DBAB	Buy	14,167,000	3,247,673	EUR	7/27/15	276,034	-
Malaysian Ringgit	DBAB	Sell	117,760,000	32,479,245		7/27/15	502,677	-
Malaysian Ringgit	JPHQ	Buy	6,651,000	1,813,893		7/27/15	-	(7,879)
Chilean Peso	DBAB	Buy	1,739,030,000	2,992,909		7/28/15	-	(196,254)
Chilean Peso	MSCO	Buy	1,235,940,000	2,126,568		7/28/15	-	(138,967)
Euro	CITI	Sell	960,795	1,296,045		7/28/15	239,618	-
Euro	GSCO	Sell	6,683,000	9,018,842		7/28/15	1,670,650	-
Chilean Peso	JPHQ	Buy	596,880,000	1,025,743		7/30/15	-	(66,039)
Malaysian Ringgit	JPHQ	Buy	48,000,000	14,842,301		7/30/15	-	(1,811,546)
Malaysian Ringgit	JPHQ	Buy	14,167,000	3,248,418	EUR	7/30/15	274,117	-
Chilean Peso	DBAB	Buy	561,810,000	966,056		7/31/15	-	(62,825)
Euro	JPHQ	Sell	6,683,000	8,985,026		7/31/15	1,636,504	-

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

Indian Rupee	DBAB	Buy	237,620,060	3,686,004		7/31/15	-	(1,972)
Malaysian Ringgit	HSBK	Buy	1,687,000	519,365		7/31/15	-	(61,425)
Malaysian Ringgit	JPHQ	Buy	8,765,000	2,699,249		7/31/15	-	(319,970)
Chilean Peso	DBAB	Buy	1,123,610,000	1,905,716		8/04/15	-	(99,946)
Euro	HSBK	Sell	6,684,000	8,970,095		8/04/15	1,620,032	-
Chilean Peso	BZWS	Buy	726,200,000	1,177,653		8/05/15	-	(10,677)
Euro	BZWS	Sell	4,094,000	5,503,462		8/05/15	1,001,426	-
Euro	JPHQ	Sell	893,000	1,200,513		8/05/15	218,511	-
Indian Rupee	HSBK	Buy	69,631,000	1,082,361		8/05/15	-	(3,758)
Chilean Peso	DBAB	Buy	584,343,000	948,809		8/06/15	-	(9,879)
Malaysian Ringgit	HSBK	Buy	170,000	52,013		8/06/15	-	(5,889)
Euro	CITI	Sell	851,902	1,139,283		8/10/15	202,405	-
Malaysian Ringgit	HSBK	Buy	170,000	46,935		8/10/15	-	(826)
South Korean Won	HSBK	Buy	6,054,254,000	5,528,999		8/10/15	-	(106,698)
Chilean Peso	MSCO	Buy	1,779,160,000	2,886,513		8/11/15	-	(29,075)
Euro	DBAB	Sell	1,775,000	2,378,420		8/11/15	426,336	-
Euro	JPHQ	Sell	2,248,000	3,010,915		8/11/15	538,642	-
Indian Rupee	HSBK	Buy	173,786,000	2,670,344		8/11/15	18,815	-
Japanese Yen	CITI	Sell	613,483,000	6,021,919		8/11/15	1,073,929	-
Chilean Peso	DBAB	Buy	727,600,000	1,229,469		8/12/15	-	(61,009)
Euro	GSCO	Sell	1,183,000	1,588,461		8/12/15	287,419	-
Indian Rupee	HSBK	Buy	29,570,000	453,602		8/12/15	3,883	-
Malaysian Ringgit	HSBK	Buy	3,400,000	1,035,228		8/12/15	-	(113,182)
South Korean Won	HSBK	Buy	8,324,000,000	804,515,493	JPY	8/12/15	965,914	-
Indian Rupee	HSBK	Buy	74,630,000	1,149,932		8/13/15	4,485	-
Chilean Peso	CITI	Buy	515,662,000	853,505		8/17/15	-	(25,786)
Chilean Peso	JPHQ	Buy	510,998,000	846,514		8/17/15	-	(26,281)
Chilean Peso	MSCO	Buy	617,690,000	1,040,846		8/18/15	-	(49,449)
Japanese Yen	DBAB	Sell	687,444,000	6,740,407		8/18/15	1,195,403	-
South Korean Won	JPHQ	Buy	980,000,000	942,670		8/18/15	-	(65,147)
Malaysian Ringgit	HSBK	Buy	6,108,000	1,684,269		8/19/15	-	(28,772)
Chilean Peso	JPHQ	Buy	332,400,000	560,303		8/20/15	-	(26,899)
Japanese Yen	HSBK	Sell	1,286,140,000	12,584,540		8/20/15	2,210,123	-
Japanese Yen	JPHQ	Sell	926,943,000	9,074,243		8/20/15	1,597,224	-
Mexican Peso	HSBK	Buy	21,920,000	1,641,579		8/21/15	-	(226,381)
Chilean Peso	DBAB	Buy	1,507,780,000	2,479,086		8/24/15	-	(60,446)
Japanese Yen	BZWS	Sell	307,053,000	2,984,313		8/24/15	507,401	-
Japanese Yen	DBAB	Sell	303,441,000	2,934,405		8/25/15	486,599	-
Japanese Yen	HSBK	Sell	608,984,000	5,892,443		8/25/15	979,874	-
Euro	BZWS	Sell	1,464,790	1,949,086		8/26/15	337,798	-
Euro	SCNY	Sell	8,685,912	9,860,334		8/26/15	305,718	-
Indian Rupee	DBAB	Buy	68,380,000	1,054,027		8/26/15	1,307	-
Japanese Yen	BZWS	Sell	860,890,000	8,336,626		8/26/15	1,391,887	-
Japanese Yen	JPHQ	Sell	800,079,000	7,500,330		8/26/15	1,046,150	-
Japanese Yen	SCNY	Sell	696,345,000	5,839,738		8/26/15	222,373	-
Chilean Peso	DBAB	Buy	3,438,350,000	5,659,011		8/27/15	-	(145,079)
Euro	JPHQ	Sell	3,821,732	5,061,788		8/27/15	857,770	-

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

Japanese Yen	DBAB	Sell	509,728,000	4,920,606		8/27/15	808,614	-
Japanese Yen	HSBK	Sell	980,688,000	9,467,745		8/27/15	1,556,505	-
Japanese Yen	JPHQ	Sell	450,908,000	4,358,557		8/27/15	721,069	-
Chilean Peso	JPHQ	Buy	364,500,000	608,311		8/28/15	-	(23,835)
Chilean Peso	DBAB	Buy	1,025,289,000	1,647,659		8/31/15	-	(4,081)
Euro	DBAB	Sell	577,980	764,448		8/31/15	128,608	-
Japanese Yen	JPHQ	Sell	304,127,000	2,940,201		8/31/15	486,623	-
Euro	DBAB	Sell	947,000	1,251,442		9/02/15	209,604	-
Chilean Peso	DBAB	Buy	2,256,815,000	3,726,577		9/08/15	-	(111,595)
Euro	DBAB	Sell	3,495,500	4,611,334		9/08/15	765,374	-
Euro	JPHQ	Sell	6,650,000	8,652,315		9/08/15	1,335,584	-
Chilean Peso	DBAB	Buy	1,166,790,000	1,913,712		9/09/15	-	(44,919)
Indian Rupee	JPHQ	Buy	73,333,000	1,128,721		9/10/15	90	-
Euro	BZWS	Sell	370,478	482,131		9/21/15	74,416	-
Euro	BZWS	Sell	899,632	1,159,968		9/24/15	169,861	-
Indian Rupee	DBAB	Buy	205,967,790	3,151,161		9/30/15	8,255	-
Japanese Yen	JPHQ	Sell	130,931,000	1,206,265		9/30/15	149,397	-
Malaysian Ringgit	HSBK	Buy	1,130,000	303,038		9/30/15	2,247	-
Japanese Yen	JPHQ	Sell	1,115,900,000	10,301,408		10/07/15	1,292,792	-
Japanese Yen	HSBK	Sell	555,000,000	5,150,932		10/09/15	670,278	-
Euro	HSBK	Sell	7,909,000	8,580,949		10/13/15	-	(126,337)
Japanese Yen	BZWS	Sell	281,000,000	2,609,675		10/13/15	340,929	-
Japanese Yen	DBAB	Sell	277,200,000	2,575,969		10/13/15	337,904	-
Euro	BZWS	Sell	2,535,000	3,238,082		10/14/15	447,166	-
Euro	JPHQ	Sell	4,739,000	6,055,178		10/14/15	837,762	-
Malaysian Ringgit	DBAB	Buy	142,760,000	36,085,679	EUR	10/15/15	-	(1,204,635)
Euro	BZWS	Sell	1,760,000	2,244,880		10/16/15	307,135	-
Euro	HSBK	Sell	11,729,000	15,017,812		10/20/15	2,103,377	-
Malaysian Ringgit	JPHQ	Buy	6,080,000	1,816,715		10/20/15	-	(176,610)
Malaysian Ringgit	JPHQ	Buy	19,607,841	5,224,717		10/21/15	64,177	-
Mexican Peso	DBAB	Buy	67,596,340	4,886,600		10/21/15	-	(541,730)
Japanese Yen	BZWS	Sell	146,100,000	1,372,991		10/22/15	193,215	-
Mexican Peso	CITI	Buy	21,771,590	1,572,297		10/22/15	-	(172,993)
Mexican Peso	DBAB	Buy	62,150,960	4,485,491		10/22/15	-	(490,924)
Malaysian Ringgit	HSBK	Buy	10,989,000	3,286,479		10/23/15	-	(322,826)
Euro	DBAB	Buy	6,027,000	7,168,032		10/26/15	-	(531,194)
Euro	DBAB	Sell	6,027,000	7,650,372		10/26/15	1,013,535	-
Malaysian Ringgit	DBAB	Buy	8,263,000	2,479,669		10/26/15	-	(251,704)
Malaysian Ringgit	HSBK	Buy	5,510,477	1,653,805		10/26/15	-	(168,007)
Singapore Dollar	CITI	Buy	21,787,381	17,155,148		10/26/15	-	(1,044,193)
Singapore Dollar	DBAB	Buy	9,461,270	7,448,060		10/26/15	-	(451,804)
Euro	BZWS	Sell	2,780,907	3,531,668		10/27/15	469,324	-
Euro	DBAB	Sell	1,646,550	2,102,562		10/30/15	289,280	-
Malaysian Ringgit	JPHQ	Buy	5,507,000	1,649,049		10/30/15	-	(164,639)
Euro	DBAB	Sell	111,459	141,163		11/03/15	18,409	-
Euro	BZWS	Sell	16,250,000	20,506,525		11/04/15	2,609,463	-
Euro	BZWS	Sell	783,291	984,001		11/06/15	121,288	-
Japanese Yen	CITI	Sell	104,080,747	912,969		11/10/15	72,217	-

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

Euro	JPHQ	Sell	517,652	648,644	11/12/15	78,444	-
Japanese Yen	CITI	Sell	335,732,000	2,884,908	11/12/15	172,807	-
Japanese Yen	HSBK	Sell	286,780,000	2,513,905	11/12/15	197,247	-
Japanese Yen	JPHQ	Sell	102,242,000	898,341	11/12/15	72,413	-
Euro	BZWS	Sell	4,891,000	6,104,897	11/13/15	717,308	-
Euro	GSCO	Sell	560,000	625,537	11/13/15	8,679	-
Japanese Yen	GSCO	Sell	203,561,000	1,701,062	11/13/15	56,632	-
Japanese Yen	SCNY	Sell	152,158,000	1,271,406	11/13/15	42,225	-
Euro	DBAB	Buy	398,651	474,347	11/16/15	-	(35,197)
Euro	DBAB	Sell	3,479,651	4,356,920	11/16/15	523,775	-
Euro	GSCO	Sell	1,688,000	1,902,528	11/16/15	43,046	-
Japanese Yen	CITI	Sell	152,157,000	1,271,482	11/16/15	42,243	-
Japanese Yen	MSCO	Sell	245,000,000	2,136,473	11/16/15	157,178	-
Japanese Yen	SCNY	Sell	103,657,300	905,446	11/16/15	68,025	-
Australian Dollar	JPHQ	Sell	15,958,000	12,836,615	11/18/15	751,458	-
Euro	DBAB	Buy	4,853,000	5,772,886	11/18/15	-	(426,688)
Euro	DBAB	Sell	4,853,000	6,065,765	11/18/15	719,566	-
Euro	UBSW	Sell	9,844,000	12,274,484	11/18/15	1,430,062	-
Japanese Yen	BOFA	Sell	705,633,500	5,945,231	11/18/15	244,388	-
Japanese Yen	DBAB	Sell	592,373,000	5,107,544	11/18/15	321,738	-
Euro	DBAB	Buy	817,802	973,160	11/19/15	-	(72,231)
Euro	DBAB	Sell	817,802	1,022,293	11/19/15	121,364	-
Japanese Yen	CITI	Sell	733,240,000	6,331,678	11/19/15	407,695	-
Malaysian Ringgit	DBAB	Buy	5,266,040	1,540,859	11/19/15	-	(123,548)
Euro	DBAB	Buy	9,706,000	11,550,140	11/20/15	-	(857,369)
Euro	DBAB	Sell	9,706,000	12,182,583	11/20/15	1,489,812	-
Japanese Yen	CITI	Sell	823,639,000	7,106,462	11/20/15	452,009	-
Malaysian Ringgit	HSBK	Buy	3,175,000	926,493	11/20/15	-	(72,033)
Japanese Yen	HSBK	Sell	154,574,000	1,322,275	11/24/15	73,331	-
Euro	DBAB	Sell	820,797	1,023,230	11/30/15	118,805	-
Euro	GSCO	Sell	454,000	496,031	12/01/15	-	(4,236)
Euro	HSBK	Sell	3,548,865	4,371,775	12/09/15	460,543	-
Euro	SCNY	Sell	1,325,806	1,637,794	12/09/15	176,613	-
Japanese Yen	DBAB	Sell	186,830,000	1,599,298	12/21/15	88,612	-
Japanese Yen	HSBK	Sell	187,120,000	1,600,000	12/21/15	86,969	-
Japanese Yen	BZWS	Sell	132,990,000	1,124,727	12/22/15	49,355	-
Japanese Yen	CITI	Sell	207,460,000	1,756,944	12/22/15	79,400	-
Euro	BZWS	Sell	1,676,000	2,042,753	1/05/16	194,501	-
Japanese Yen	GSCO	Sell	69,178,000	584,200	1/08/16	24,555	-
Euro	BZWS	Sell	1,509,000	1,795,619	1/11/16	131,307	-
Malaysian Ringgit	JPHQ	Buy	2,518,000	681,185	1/11/16	-	(6,022)
Japanese Yen	CITI	Sell	94,950,000	800,887	1/14/16	32,621	-
Euro	CITI	Sell	1,349,575	1,599,854	1/15/16	111,242	-
Euro	JPHQ	Sell	14,822,783	17,537,892	1/15/16	1,188,024	-
Japanese Yen	BZWS	Sell	237,550,000	2,021,823	1/15/16	99,686	-
Japanese Yen	JPHQ	Sell	154,420,000	1,309,354	1/15/16	59,865	-
Euro	BZWS	Sell	11,030,000	13,053,707	1/19/16	886,274	-
Euro	JPHQ	Sell	10,982,000	12,976,880	1/19/16	862,397	-

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

Malaysian Ringgit	JPHQ	Buy	1,392,000	374,496	1/19/16	-	(1,461)
Euro	BZWS	Sell	1,052,000	1,227,789	1/21/16	67,253	-
Euro	JPHQ	Sell	2,459,575	2,868,602	1/22/16	155,209	-
Euro	JPHQ	Sell	11,085,000	12,976,422	1/25/16	746,671	-
Euro	BZWS	Sell	4,351,556	4,940,626	1/27/16	139,468	-
Japanese Yen	HSBK	Sell	817,266,455	6,984,139	1/28/16	368,838	-
Euro	DBAB	Sell	338,000	385,641	1/29/16	12,702	-
Japanese Yen	DBAB	Sell	631,276,974	5,384,668	1/29/16	274,703	-
Euro	CITI	Sell	8,393,000	9,640,200	2/09/16	377,335	-
Japanese Yen	CITI	Sell	152,232,000	1,305,122	2/09/16	72,480	-
Euro	HSBK	Sell	7,662,000	8,702,040	2/10/16	245,748	-
Euro	BZWS	Sell	23,553,000	26,768,173	2/11/16	772,934	-
Japanese Yen	GSCO	Sell	110,363,000	936,510	2/12/16	42,812	-
Euro	SCNY	Sell	6,873,000	7,818,209	2/16/16	231,688	-
Euro	GSCO	Sell	6,210,000	7,134,855	2/17/16	280,010	-
Euro	JPHQ	Sell	12,428,000	14,267,965	2/17/16	549,444	-
Japanese Yen	GSCO	Sell	85,279,140	723,140	2/17/16	32,470	-
Japanese Yen	JPHQ	Sell	100,450,000	850,273	2/17/16	36,736	-
Japanese Yen	HSBK	Sell	187,760,000	1,591,645	2/25/16	70,643	-
Mexican Peso	CITI	Buy	62,000,000	4,013,465	2/25/16	-	(66,622)
Euro	BOFA	Sell	1,471,272	1,679,943	2/26/16	55,534	-
Euro	BZWS	Sell	4,618,433	5,270,232	2/26/16	171,093	-
Japanese Yen	BZWS	Sell	726,500,000	6,120,730	2/26/16	235,329	-
Mexican Peso	MSCO	Buy	117,000,000	7,575,267	2/29/16	-	(129,526)
Japanese Yen	JPHQ	Sell	416,700,000	3,516,530	3/03/16	140,198	-
Japanese Yen	HSBK	Sell	196,900,000	1,656,362	3/04/16	60,920	-
Euro	BZWS	Sell	1,348,368	1,502,136	3/09/16	12,907	-
Euro	HSBK	Sell	1,285,000	1,428,792	3/09/16	9,550	-
Japanese Yen	BZWS	Sell	192,016,500	1,609,985	3/09/16	53,871	-
Euro	CITI	Sell	4,817,000	5,285,694	3/10/16	-	(34,681)
Euro	MSCO	Sell	3,640,000	3,989,986	3/10/16	-	(30,393)
Mexican Peso	HSBK	Buy	82,460,700	5,184,251	3/11/16	58,936	-
Euro	JPHQ	Sell	296,000	316,972	3/16/16	-	(10,017)
Japanese Yen	CITI	Sell	220,552,000	1,833,716	3/22/16	45,623	-
Japanese Yen	MSCO	Sell	311,200,000	2,586,995	3/22/16	63,987	-
Japanese Yen	BZWS	Sell	125,158,380	1,056,581	3/28/16	41,688	-
Euro	BOFA	Sell	12,478,100	13,781,075	3/29/16	12,526	(21,091)
Euro	BOFA	Sell	3,504,500	3,885,667	3/30/16	12,706	-
Euro	CITI	Sell	1,575,600	1,748,573	4/08/16	6,861	-
Malaysian Ringgit	HSBK	Buy	1,130,000	302,204	4/11/16	-	(1,083)
Euro	SCNY	Sell	3,955,000	4,244,605	4/13/16	-	(127,994)
Japanese Yen	CITI	Sell	146,000,000	1,222,125	4/13/16	37,639	-
Mexican Peso	CITI	Buy	21,365,740	1,378,773	4/13/16	-	(23,749)
Euro	JPHQ	Sell	3,144,000	3,359,741	4/14/16	-	(116,326)
Euro	HSBK	Sell	4,695,000	5,002,523	4/18/16	-	(188,963)
Euro	BZWS	Sell	4,026,945	4,401,310	4/29/16	-	(52,893)
Euro	SCNY	Sell	6,683,000	7,359,988	4/29/16	-	(32,078)
Euro	BZWS	Sell	4,107,651	4,619,351	5/05/16	75,088	-

Templeton Global Income Fund
Statement of Investments, May 31, 2015 (unaudited) (continued)

Indonesian Rupiah	JPHQ	Buy	6,781,000,000	600,993	AUD	5/18/16	19,573	-
Japanese Yen	CITI	Sell	705,604,100	5,967,558		5/18/16	236,784	-
Indonesian Rupiah	JPHQ	Buy	27,704,000,000	2,468,502	AUD	5/19/16	69,765	-
Japanese Yen	BOFA	Sell	704,526,000	5,923,672		5/19/16	201,475	-
Japanese Yen	BZWS	Sell	706,440,000	5,938,467		5/19/16	200,723	-
Japanese Yen	HSBK	Sell	707,007,200	5,972,101		5/19/16	229,751	-
Euro	JPHQ	Sell	5,056,324	5,803,219		5/20/16	207,012	-
Japanese Yen	JPHQ	Sell	532,106,000	4,480,270		5/20/16	158,341	-
Mexican Peso	JPHQ	Buy	39,025,000	2,475,028		5/31/16	-	(9,280)
Totals Forw ard Exchange Contracts unrealized appreciation (depreciation)							73,819,170	(20,819,591)
Net unrealized appreciation (depreciation)							$52,999,579

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.
At May 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty /	Notional Expiration		Unrealized	Unrealized
Description	Exchange	Amount	Date Appreciation		Depreciation
Centrally Cleared Sw ap Contracts
Receive Floating rate 3-month USD BBA LIBOR	LCH	$58,090,000	10/17/17	$35,295	$-
Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA LIBOR	LCH	11,090,000	7/07/24	-	(664,983)
Pay Fixed rate 2.731%
Receive Floating rate 3-month USD BBA LIBOR	LCH	35,260,000	1/22/25	649,032	-
Pay Fixed rate 1.914%
Receive Floating rate 3-month USD BBA LIBOR	LCH	44,070,000	1/23/25	587,945	-
Pay Fixed rate 1.970%
Receive Floating rate 3-month USD BBA LIBOR	LCH	26,010,000	1/27/25	345,940	-
Pay Fixed rate 1.973%
Receive Floating rate 3-month USD BBA LIBOR	LCH	6,500,000	1/29/25	108,993	-
Pay Fixed rate 1.937%
Receive Floating rate 3-month USD BBA LIBOR	LCH	5,500,000	1/30/25	90,398	-
Pay Fixed rate 1.942%
Receive Floating rate 3-month USD BBA LIBOR	LCH	8,680,000	2/03/25	245,706	-
Pay Fixed rate 1.817%
Receive Floating rate 3-month USD BBA LIBOR	LCH	800,000	3/27/25	14,188	-
Pay Fixed rate 1.978%
Receive Floating rate 3-month USD BBA LIBOR	LCH	800,000	3/27/25	13,647	-
Pay Fixed rate 1.985%
Totals Centrally Cleared Sw ap Contracts				2,091,144	(664,983)

Templeton Global Income Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)

OTC Sw ap Contracts
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	$1,160,000	3/04/21	$-	$(125,155)
Pay Fixed rate 3.558%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	3,970,000	3/28/21	-	(412,800)
Pay Fixed rate 3.523%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3,030,000	1/11/41	-	(987,844)
Pay Fixed rate 4.215%
Receive Floating rate 3-month USD BBA LIBOR	CITI	6,980,000	2/25/41	-	(2,431,422)
Pay Fixed rate 4.347%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	6,980,000	2/25/41	-	(2,435,094)
Pay Fixed rate 4.349%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	5,230,000	2/28/41	-	(1,800,097)
Pay Fixed rate 4.320%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	1,740,000	3/01/41	-	(587,542)
Pay Fixed rate 4.299%
Totals OTC Sw ap Contracts				-	(8,779,954)
Totals Interest Rate Sw ap Contracts				$2,091,144	$(9,444,937)
Net unrealized appreciation (depreciation)					$(7,353,793)

ABBREVIATIONS

Counterparty/Exchange

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, N.A.
DBAB - Deutsche Bank AG
GSCO - Goldman Sachs Group, Inc.
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase N.A.
LCH - London Clearing House
MSCO - Morgan Stanley and Co. Inc.
SCNY - Standard Chartered Bank
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SGD - Singapore Dollar

Selected Portfolio

FRN - Floating Rate Note

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,063,675,779

Unrealized appreciation	$16,007,352
Unrealized depreciation	(106,416,481)
Net unrealized appreciation (depreciation)	$(90,409,129)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$724,753,362	$-	$724,753,362
Short Term Investments	158,489,674	90,023,614	-	248,513,288
Total Investments in Securities	$158,489,674	$814,776,976	$-	$973,266,650

Other Financial Instruments
Forw ard Exchange Contracts	$-	$73,819,170	$-	$73,819,170
Sw ap Contracts	-	2,091,144	-	2,091,144
Total Other Financial Instruments	$-	$75,910,314	$-	$75,910,314

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$20,819,591	$-	$20,819,591
Sw ap Contracts	-	9,444,937	-	9,444,937
Total Other Financial Instruments	$-	$30,264,528	$-	$30,264,528

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/MARK H. OTANI______________

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015